Property Acquisition (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
Estimates of fair value to assets acquired and liabilities assumed
Final estimates of fair value assigned to the assets acquired and liabilities assumed at the date of acquisition are set forth below.

Consideration for the acquisition:
Cash paid	$66,084
Total consideration	$66,084

Purchase price equation:
Oil and gas properties	$89,526
Crude oil inventory(1)	988
Trade and other payables	(5,400)
Asset retirement obligations	(19,030)
Total net assets acquired	$66,084
(1) Crude oil inventory is included as part of trade and other receivables, as at the acquisition date.